Condensed Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Temporary equity par or stated value per share	$ 0.001	$ 0.001	$ 0.001
Temporary equity shares authorized	0	182,772,372	15,907,207
Temporary equity shares issued	0	182,772,372	14,015,773
Temporary equity shares outstanding	0	182,772,372	14,015,773
Preferred stock par or stated value per share	$ 0.001	$ 0.001
Preferred stock shares authorized	10,000,000	0
Preferred stock shares issued	0	0
Preferred stock shares outstanding	0	0
Common Class A [Member]
Common stock, Par value	$ 0.001	$ 0.001	$ 0.001
Common stock, Shares authorized	500,000,000	273,986,920	23,000,000
Common stock, Shares issued	20,968,376	355,296	322,007
Common stock, Shares outstanding	20,968,376	355,296	322,007
Common Class B [Member]
Common stock, Par value	$ 0.001	$ 0.001
Common stock, Shares authorized	14,600,000	21,593,607
Common stock, Shares issued	309,238	0
Common stock, Shares outstanding	309,238	0
Common Class B Non Voting [Member]
Common stock, Par value		$ 0.001	$ 0.001
Common stock, Shares authorized		21,593,607	0
Common stock, Shares issued		0	0
Common stock, Shares outstanding		0	0